Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Cumulative Value of Intangible Assets Related to Acquisition

	December 31
	2017				2018
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	13,117	—	(5,688)	7,429	13,117	(3,444)	(8,652)	1,021

Schedule of Goodwill

	December 31
	2017				2018
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(41,145)	(20)	58,964	100,129	(41,770)	(28)	58,331